FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value

As at 31 December 2018
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	32,318	—	32,318
Liabilities measured at fair value
Derivative commodity contracts	—	(876)	—	(876)
Derivative interest rate swaps	—	(2,138)	—	(2,138)
Net fair value	—	29,304	—	29,304

As at 31 December 2017
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	606	—	606
Liabilities measured at fair value
Derivative commodity contracts	—	(9,346)	—	(9,346)
Net fair value	—	(8,740)	—	(8,740)